Offerings	Feb. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, of Digital Realty Trust, Inc.
Offering Note
(1)
Includes shares of common stock of Digital Realty Trust, Inc., if any, issuable upon conversion, exchange, exercise or settlement of the preferred stock, debt securities or warrants whose offer and sale are registered by the registration statement to which this exhibit is attached.

(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share, of Digital Realty Trust, Inc.
Offering Note
(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).
(4)
Includes shares of preferred stock of Digital Realty Trust, Inc., if any, issuable upon conversion, exchange, exercise or settlement of any other class or series of preferred stock, or of any debt securities or warrants, whose offer and sale are registered by the registration statement to which this exhibit is attached.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Digital Realty Trust, Inc.
Offering Note
(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Digital Realty Trust, L.P.
Offering Note
(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).
(6)	No separate consideration will be received for the guarantee. Pursuant to Rule 457(a) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(2)
The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units.

(3)	The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r).
(5)
The debt securities will be issued by Digital Realty Trust, L.P., a majority-owned subsidiary of Digital Realty Trust, Inc. The debt securities offered by Digital Realty Trust, L.P. may be accompanied by a guarantee issued by Digital Realty Trust, Inc.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, of Digital Realty Trust, Inc.
Maximum Aggregate Offering Price	$ 1,886,352,255.5
Carry Forward Form Type	S-3
Carry Forward File Number	333-270596
Carry Forward Initial Effective Date	Mar. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 288,800.53
Offering Note
(7)
Digital Realty Trust, Inc. previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $3,000,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on December 23, 2024 (the “2024 ATM Prospectus Supplement”), pursuant to the Digital Realty Trust, Inc’s registration statement on Form
S-3ASR
(File
No. 333-270596)
filed with the Securities and Exchange Commission on March 16, 2023 (the “Prior Registration Statement”). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company paid a filing fee of $459,300.00 in connection with the registration of shares of common stock having a maximum aggregate offering price of $3,000,000,000 to be issued and sold as part of an
“at-the-market”
offering. Of those shares of common stock, shares having an aggregate sales price of $1,113,647,744.50 have been sold and shares of common stock with a maximum aggregate offering price of $1,886,352,255.50 remain unsold (the “Carry Forward Securities”). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $288,800.53 that were previously paid on December 23, 2024 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.